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                                                               OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Investment Management LLC
         ------------------------------------
Address: 4350 Von Karman Avenue, 4th Floor
         ------------------------------------
         Newport Beach, California 92660
         ------------------------------------

Form 13F File Number: 28-12667
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Merage
          -------------------
Title:    President
          -------------------
Phone:    (949) 474-5804
          -------------------

Signature, Place, and Date of Signing:

   /s/ Richard Merage            Newport Beach, CA             05/10/09
-------------------------      ---------------------        ---------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------

Form 13F Information Table Entry Total:         95
                                        -----------------

Form 13F Information Table Value Total:     $ 247,246
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






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

                           FORM 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2        COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ------------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                               VOTING AUTHORITY
                                   TITLE OF                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
      NAME OF ISSUER                CLASS          CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE     SHARED NONE
----------------------------- ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
A.D.A.M., INC.                        COM         00088U108     974    366,242 SH          SOLE               366,242
ALIGN TECHNOLOGY INC                  COM         016255101   2,798    352,866 SH          SOLE               352,866
AMERICAN PUBLIC EDUCATION INC.        COM         02913V103   2,839     67,510 SH          SOLE                67,510
AMER.SCIENCE & ENG.INC.               COM         029429107   3,136     56,206 SH          SOLE                56,206
AMERICREDIT CORP                      COM         03060R101   1,028    175,349 SH          SOLE               175,349
APOGEE ENTERPRISES INC                COM         037598109   2,528    230,242 SH          SOLE               230,242
APPLE, INC.                           COM         037833100   5,046     48,000 SH          SOLE                48,000
BJS RESTAURANTS INC                   COM         09180C106   4,338    311,841 SH          SOLE               311,841
BLACKSTONE GROUP LP              COM UNIT LTD     09253U108     873    120,400 SH          SOLE               120,400
BRUSH ENGINEERED MATLS INC            COM         117421107      80      5,786 SH          SOLE                 5,786
CSG SYSTEMS INTL INC                  COM         126349109   3,079    215,650 SH          SOLE               215,650
CAL DIVE INTERNATIONAL, INC.          COM         12802T101   2,709    400,207 SH          SOLE               400,207
CALLAWAY GOLF                         COM         131193104   2,569    357,821 SH          SOLE               357,821
CATO CORPORATION (NEW)              CLASS A       149205106   2,859    156,405 SH          SOLE               156,405
CENTENE CORPORATION                   COM         15135B101   3,125    173,430 SH          SOLE               173,430
CHART INDUSTRIES, INC.                COM         16115Q308   2,348    297,970 SH          SOLE               297,970
CHEESECAKE FACTORY INC                COM         163072101   3,964    346,226 SH          SOLE               346,226
CITI TRENDS, INC.                     COM         17306X102   6,469    282,598 SH          SOLE               282,598
COMFORT SYSTEMS USA INC               COM         199908104   2,384    229,891 SH          SOLE               229,891
COMPUTER PROGRAMS & SYSTEMS           COM         205306103   3,028     91,003 SH          SOLE                91,003
COMSCORE, INC.                        COM         20564W105   2,776    229,643 SH          SOLE               229,643
DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN    23311P100   2,262    160,562 SH          SOLE               160,562
DESIGN WITHIN REACH                   COM         250557105     158    292,100 SH          SOLE               292,100
DORCHESTER MINERALS LP             COM UNIT       25820R105   1,128     69,103 SH          SOLE                69,103
DRESS BARN INC                        COM         261570105   3,227    262,545 SH          SOLE               262,545
EBIX INC                              COM         278715206   2,972    119,616 SH          SOLE               119,616
ENCORE WIRE CORP                      COM         292562105   2,792    130,262 SH          SOLE               130,262
ENTERPRISE GP HOLDINGS L.P.       UNIT LP INT     293716106   2,474    109,390 SH          SOLE               109,390
E Z CORP INC                    CLASS A NON VTG   302301106   1,504    129,987 SH          SOLE               129,987
FLUOR CORPORATION                     COM         343412102   2,764     80,000 SH          SOLE                80,000
FORRESTER RESEARCH INC.               COM         346563109   2,833    137,786 SH          SOLE               137,786
GENESCO INC.                          COM         371532102   2,861    151,930 SH          SOLE               151,930
GMARKET INC.                     SPONSORED ADR    38012G100     846     51,541 SH          SOLE                51,541
GOLDMAN SACHS GROUP, INC. (THE)       COM         38141G104   3,711     35,000 SH          SOLE                35,000
GOOGLE, INC.                        CLASS A       38259P508   2,471      7,100 SH          SOLE                 7,100
GRAHAM CORP (DEL)                     COM         384556106   1,803    200,983 SH          SOLE               200,983
GRUPO TELEVISA, SA DE CV         SPONSORED ADR
                                    REP ORD       40049J206   3,396    249,000 SH          SOLE               249,000
GULFMARK OFFSHORE INC.                COM         402629109   2,657    111,350 SH          SOLE               111,350
HLTH CORPORATION                      COM         40422Y101   2,888    279,042 SH          SOLE               279,042
HQ SUSTAINABLE MARITIME IND, INC      COM         40426A208   2,823    368,962 SH          SOLE               368,962
HANSEN NATURAL CORP                   COM         411310105   7,034    195,400 SH          SOLE               195,400
HARMONIC INC                          COM         413160102   2,678    411,990 SH          SOLE               411,990
HEALTHSPRING, INC.                    COM         42224N101   2,856    341,215 SH          SOLE               341,215
HEARTLAND PAYMENT SYSTEMS, INC        COM         42235N108   2,750    416,071 SH          SOLE               416,071
HEIDRICK & STRUGGLES INC.             COM         422819102   2,872    161,919 SH          SOLE               161,919
HORNBECK OFFSHORE SERVICES INC        COM         440543106   2,812    184,542 SH          SOLE               184,542
ITT EDUCATIONAL SERVICES INC          COM         45068B109   3,582     29,500 SH          SOLE                29,500
IMAX CORPORATION                      COM         45245E109   1,740    403,600 SH          SOLE               403,600
INNOPHOS HOLDINGS INC.                COM         45774N108   2,962    262,568 SH          SOLE               262,568
ISHARES INC                       MSCI JAPAN      464286848   2,212    280,000 SH          SOLE               280,000
J2 GLOBAL COMMUNICATIONS INC          COM         46626E205   3,025    138,181 SH          SOLE               138,181
JACK IN THE BOX INC.                  COM         466367109   4,374    187,786 SH          SOLE               187,786
JEFFERIES GROUP INC (NEW)             COM         472319102   1,874    135,800 SH          SOLE               135,800
LHC GROUP, LLC                        COM         50187A107   2,770    124,328 SH          SOLE               124,328
LAMAR ADVERTISING CO                CLASS A       512815101   3,598    369,000 SH          SOLE               369,000
LAMAR ADVERTISING                 NOTE 2.875%
  COMPANY INC                     12/31/2010      512815AH4   1,506  1,640,000 RN          SOLE             1,640,000
LAYNE CHRISTENSEN COMPANY
  (NAME CHANGED FROM LAYNE INC)       COM         521050104   3,159    196,583 SH          SOLE               196,583
LUFKIN INDS INC                       COM         549764108   2,755     72,717 SH          SOLE                72,717
LUMBER LIQUIDATORS, INC.              COM         55003Q103   3,064    240,324 SH          SOLE               240,324
MTS SYSTEMS CORP                      COM         553777103   3,140    138,043 SH          SOLE               138,043
MWI VETERINARY SUPPLY, INC.           COM         55402X105   1,726     60,617 SH          SOLE                60,617
MADDEN STEVEN LTD                     COM         556269108   3,002    159,862 SH          SOLE               159,862
MATRIX SERVICE COMPANY                COM         576853105   2,974    361,838 SH          SOLE               361,838
MAXYGEN INC.                          COM         577776107   2,919    429,239 SH          SOLE               429,239
MEDNAX INC                            COM         58502B106   2,851     96,733 SH          SOLE                96,733
MORGAN STANLEY                        COM         617446448   2,118     93,000 SH          SOLE                93,000
NVE CORP                              COM         629445206   2,513     87,232 SH          SOLE                87,232
NEUTRAL TANDEM, INC.                  COM         64128B108   2,989    121,474 SH          SOLE               121,474
OFFICE DEPOT INC                      COM         676220106   2,739  2,090,512 SH          SOLE             2,090,512
PDL BIOPHARMA INC                     COM         69329Y104   3,072    433,900 SH          SOLE               433,900
PERMIAN BASIN RTY TR             UNIT BEN INT     714236106   2,473    247,324 SH          SOLE               247,324
POWERSHARES ETF TRUST           WATER RESOURCE    73935X575     239     20,000 SH          SOLE                20,000
PROS HOLDINGS, INC.                   COM         74346Y103     731    157,140 SH          SOLE               157,140
ROSS STORES,INC                       COM         778296103   5,283    147,252 SH          SOLE               147,252
SPDR GOLD TRUST                     GOLD SH       78463V107     903     10,000 SH          SOLE                10,000
SAPIENT CORP.                         COM         803062108   2,855    638,742 SH          SOLE               638,742
A SCHULMAN INC                        COM         808194104     323     23,848 SH          SOLE                23,848
CHARLES SCHWAB CORPORATION            COM         808513105   2,565    165,500 SH          SOLE               165,500
SEMICONDUCTOR HOLDERS TRUST   DEPOSITORY RECEIPTS 816636203     262     14,000 SH          SOLE                14,000
SUN BANCORP INC (N.J.)                COM         86663B102      23      4,365 SH          SOLE                 4,365
SUNOCO LOGISTICS PARTNERS LP       COM UNITS      86764L108   2,783     53,963 SH          SOLE                53,963
SURMODICS INC                         COM         868873100   2,719    148,996 SH          SOLE               148,996
SYNTEL INC                            COM         87162H103   2,737    132,973 SH          SOLE               132,973
TELECOMMUNICATION SYSTEMS INC       CLASS A       87929J103   2,668    290,971 SH          SOLE               290,971
TEXAS ROADHOUSE, INC.               CLASS A       882681109   3,406    357,400 SH          SOLE               357,400
TRINITY INDUSTRIES INC (DEL)          COM         896522109   2,631    287,895 SH          SOLE               287,895
TUPPERWARE BRANDS CORPORATION         COM         899896104   3,045    179,251 SH          SOLE               179,251
UNITED STATES OIL FUND LP            UNITS        91232N108   2,615     90,000 SH          SOLE                90,000
VISA INC.                           CLASS A       92826C839   4,587     82,500 SH          SOLE                82,500
VNUS MEDICAL TECHNOLOGIES, INC        COM         928566108   2,736    128,641 SH          SOLE               128,641
VOLCOM, INC.                          COM         92864N101   2,626    270,733 SH          SOLE               270,733
WILLDAN GROUP INC                     COM         96924N100     358    210,733 SH          SOLE               210,733
WINN-DIXIE STORES, INC. (NEW)         COM         974280307     996    104,136 SH          SOLE               104,136
WORLD ACCEP CORP DEL                  COM         981419104   2,646    154,733 SH          SOLE               154,733
WRIGHT EXPRESS CORPORATION            COM         98233Q105   2,850    156,425 SH          SOLE               156,425

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